Supplementary Insurance Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information For Insurance Companies Disclosure [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION
(dollars in thousands)

	As of December 31,
	Deferred Policy Acquisition Costs		Future Policy Benefits and Interest-Sensitive Contract Liabilities		Other Policy Claims and Benefits Payable
	Assumed	Ceded	Assumed	Ceded	Assumed	Ceded
2013
U.S. and Latin America operations
Traditional operations	$1,628,215	$(30,523)	$7,567,342	$(245,430)	$1,285,467	$(73,994)
Non-Traditional operations	884,377	—	11,240,138	—	16,045	—
Canada operations	259,575	(483)	2,963,561	(233,735)	206,245	(8,952)
Europe, Middle East and Africa operations	301,999	(9,492)	1,050,066	(35,515)	763,118	(33,337)
Asia Pacific operations	498,888	(14,760)	1,693,381	(68,940)	1,288,016	(26,836)
Corporate and Other	—	—	299,845	—	12,870	(190)
Total	$3,573,054	$(55,258)	$24,814,333	$(583,620)	$3,571,761	$(143,309)
2012
U.S. and Latin America operations
Traditional operations	$1,565,523	$(32,453)	$7,058,469	$(231,980)	$1,221,225	$(88,792)
Non-Traditional operations	1,039,180	—	11,784,670	—	17,646	—
Canada operations	271,656	(510)	3,007,476	(236,586)	210,334	(20,460)
Europe, Middle East and Africa operations	323,220	(10,599)	842,871	(34,847)	646,069	(20,024)
Asia Pacific operations	478,224	(14,967)	1,732,861	(77,668)	1,054,678	(36,937)
Corporate and Other	—	—	300,011	(7)	10,298	(255)
Total	$3,677,803	$(58,529)	$24,726,358	$(581,088)	$3,160,250	$(166,468)
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION (continued)
(dollars in thousands)

	Year ended December 31,
	Premium Income	Net Investment Income	Policyholder Benefits and Interest Credited	Amortization of DAC	Other Operating Expenses
2013
U.S. and Latin America operations
Traditional operations	$4,563,490	$543,824	$(4,016,453)	$(471,726)	$(250,175)
Non-Traditional operations	22,521	721,282	(443,393)	(185,396)	(88,380)
Canada operations	962,311	204,851	(758,565)	(178,566)	(83,569)
Europe, Middle East and Africa operations	1,220,743	52,034	(1,072,961)	(40,780)	(116,718)
Asia Pacific operations	1,485,205	94,330	(1,488,667)	(36,335)	(312,289)
Corporate and Other	(243)	83,544	(807)	—	(138,319)
Total	$8,254,027	$1,699,865	$(7,780,846)	$(912,803)	$(989,450)
2012
U.S. and Latin America operations
Traditional operations	$4,342,838	$536,438	$(3,815,551)	$(461,164)	$(230,926)
Non-Traditional operations	14,095	498,499	(335,581)	(193,492)	(78,731)
Canada operations	915,764	190,337	(706,744)	(167,614)	(78,935)
Europe, Middle East and Africa operations	1,215,166	42,545	(1,055,064)	(49,732)	(109,183)
Asia Pacific operations	1,409,568	85,569	(1,132,998)	(131,055)	(241,258)
Corporate and Other	9,165	82,818	24	—	(133,684)
Total	$7,906,596	$1,436,206	$(7,045,914)	$(1,003,057)	$(872,717)
2011
U.S. and Latin America operations
Traditional operations	$4,008,860	$496,920	$(3,543,284)	$(424,442)	$(218,462)
Non-Traditional operations	13,189	362,886	(269,631)	79,097	(140,097)
Canada operations	835,298	188,304	(673,105)	(146,680)	(71,293)
Europe, Middle East and Africa operations	1,109,936	40,892	(933,017)	(35,339)	(123,843)
Asia Pacific operations	1,359,660	87,026	(1,121,772)	(163,501)	(150,064)
Corporate and Other	8,744	105,169	(768)	(258)	(129,508)
Total	$7,335,687	$1,281,197	$(6,541,577)	$(691,123)	$(833,267)